Offerings - Offering: 1	Jan. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	3,500,000
Proposed Maximum Offering Price per Unit	0.10
Maximum Aggregate Offering Price	$ 350,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 48.34
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457 under the Securities Act. (2) Being sold in a Direct Public Offering.